ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income:
Interest-income revaluation of bank deposits	$ 3,007	$ 2,477	$ 2,171
Remeasurement of warrants	358	996
Hedging	2,069	111
Remeasurement of financial assets	162
Finance income	5,596	3,584	2,171
Finance expense:
Liability in respect of government grants	995	1,119	799
Bank commissions	72	36	27
Exchange rate differences	573	160	61
Interest expense of lease liability	567	127	48
Hedging			223
Other	2	74
Finance expense	2,209	1,516	1,158
Finance income, net	$ 3,387	$ 2,068	$ 1,013